Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Expiration of derivative contracts:
On January 30, 2026, the derivative contracts were expired. The relative digital assets restricted were also released and option premium income, HK$3,841,500, was recognized on the same day.
Digital assets:
As of May 31, 2026, the fair value of the digital assets acquired before the year ended December 31, 2025 was HK$2,460,921,075 due to the price fluctuation of the digital assets. The Company recorded such unrealized loss in the change in fair value of digital assets on the consolidated statements of operations in the subsequent period. During the period from January 1, 2026 to the date of this annual report issued, we acquired 254,278 bitcoin cash at an average price of HK$4,506 (US$575) per bitcoin cash.
Development of Self-Mining Capacity:
On February 6, 2026, the Company announced plans to expand its digital asset treasury strategy by developing in-house Bitcoin Cash (BCH) self-mining capabilities. This initiative is designed to support the BCH ecosystem’s security and resilience while enhancing the Company’s BCH digital asset treasury strategy. By owning the mining infrastructure, the
Company anticipates realizing several strategic advantages, including lower BCH acquisition costs compared to prevailing market prices through optimized hardware and energy efficiency, and effective hedging against market volatility via steady asset accumulation.
Digital Asset-Denominated Life Insurance and Planned Application for Bermuda Class IILT Insurance License:
The Company also announced its intention to apply for the Bermuda Class IILT Insurance License, a specialized regulatory license introduced by the BMA. This requires that the Company first obtain a Class ILT license to begin operations in the BMA ‘Sandbox’ for innovative insurers and then graduate to the full Class IILT license. All steps are subject to receiving BMA approvals and accepting the required conditions and restrictions as deemed necessary by the BMA. If approved, this license will allow the Company to operate a digital asset-denominated direct life insurance business aimed at helping digital asset holders protect, grow, and transfer wealth across generations. The Company recognizes that this initiative involves regulatory and operational uncertainties inherent in pioneering new financial services. The regulatory frameworks may evolve, potentially affecting application requirements and approval processes. Success will depend on obtaining regulatory approval and achieving market acceptance, with no guarantee of commercial objectives being met.
The Company evaluated all events and transactions that occurred after December 31, 2025 up through the date the Company issued the consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.